Note 23 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax, net of refunds	$ 116,873	$ 46,492
Interest	28,003	29,148
Dividends declared but not paid	$ 6,608	$ 2,009